Fair values of financial assets and liabilities - Financial Liabilities (Details) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
At fair value through profit or loss
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	£ 6,857	£ 6,831
At fair value through profit or loss | Level 1
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	1	1
At fair value through profit or loss | Level 2
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	6,818	6,785
At fair value through profit or loss | Level 3
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	38	45
Liabilities designated at fair value through profit or loss
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	6,856	6,828
Liabilities designated at fair value through profit or loss | Level 1
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	0	0
Liabilities designated at fair value through profit or loss | Level 2
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	6,818	6,783
Liabilities designated at fair value through profit or loss | Level 3
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	38	45
Trading liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	1	3
Trading liabilities | Level 1
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	1	1
Trading liabilities | Level 2
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	0	2
Trading liabilities | Level 3
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	0	0
Derivative financial instruments
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	5,341	8,228
Derivative financial instruments | Level 1
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	0	0
Derivative financial instruments | Level 2
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	5,096	7,909
Derivative financial instruments | Level 3
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	245	319
Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	12,198	15,059
Fair value | Level 1
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	1	1
Fair value | Level 2
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	11,914	14,694
Fair value | Level 3
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	£ 283	£ 364